Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 28, 2016
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 15, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Revision of Investment Strategies Disclosure

The first paragraph in the “Principal Investment Strategies” section in the Prospectus:

Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and also manages a portion of the Fund’s assets directly. The main strategies of the Fund and Investment Funds may include:

is deleted in its entirety and replaced with the following:

Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and also manages a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets, as measured by the S&P 500 Index. The main strategies of the Fund and Investment Funds include:

Revision of Fund’s Diversification Status

The last paragraph in the “Principal Investment Strategies” section in the Prospectus:

The Fund is non-diversified, which means it may invest in fewer securities than a “diversified” fund.

is deleted in its entirety and replaced with the following:

The Fund operates as a diversified open-end investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The “Non-Diversification Risk” under the Principal Investment Risks section of both the summary and statutory Prospectus is hereby deleted in its entirety.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 15, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Revision of Investment Strategies Disclosure

The first paragraph in the “Principal Investment Strategies” section in the Prospectus:

Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and also manages a portion of the Fund’s assets directly. The main strategies of the Fund and Investment Funds may include:

is deleted in its entirety and replaced with the following:

Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and also manages a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets, as measured by the S&P 500 Index. The main strategies of the Fund and Investment Funds include:

Revision of Fund’s Diversification Status

The last paragraph in the “Principal Investment Strategies” section in the Prospectus:

The Fund is non-diversified, which means it may invest in fewer securities than a “diversified” fund.

is deleted in its entirety and replaced with the following:

The Fund operates as a diversified open-end investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The “Non-Diversification Risk” under the Principal Investment Risks section of both the summary and statutory Prospectus is hereby deleted in its entirety.